                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Real Estate Securities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the FTSE NAREIT Equity REIT Index and the S&P 500(R) Index from 12/31/97 through 12/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                 VAN KAMPEN REAL ESTATE      FTSE NAREIT EQUITY REIT
                                                     SECURITIES FUND                  INDEX                   S&P 500 INDEX
                                                 ----------------------      -----------------------          -------------
12/97                                                      9524                       10000                       10000
                                                           9241                        9947                       10111
                                                           9352                        9778                       10840
                                                           9416                        9953                       11395
                                                           9282                        9629                       11510
                                                           9169                        9562                       11312
                                                           9054                        9497                       11771
                                                           8585                        8880                       11646
                                                           7773                        8042                        9962
                                                           8206                        8498                       10600
                                                           8134                        8340                       11462
                                                           8306                        8463                       12157
12/98                                                      8382                        8250                       12857
                                                           8165                        8077                       13395
                                                           8049                        7888                       12979
                                                           8032                        7852                       13498
                                                           8850                        8597                       14021
                                                           9055                        8786                       13690
                                                           9066                        8644                       14449
                                                           8749                        8369                       13999
                                                           8617                        8263                       13929
                                                           8251                        7949                       13547
                                                           7991                        7753                       14404
                                                           7821                        7627                       14697
12/99                                                      8118                        7869                       15563
                                                           8171                        7895                       14781
                                                           8043                        7801                       14501
                                                           8288                        8057                       15919
                                                           8816                        8599                       15440
                                                           8907                        8683                       15124
                                                           9266                        8906                       15496
                                                          10004                        9685                       15254
                                                           9768                        9291                       16200
                                                          10138                        9587                       15345
                                                           9693                        9172                       15280
                                                           9816                        9289                       14075
12/00                                                     10435                        9943                       14144
                                                          10504                       10047                       14646
                                                          10342                        9887                       13311
                                                          10299                        9983                       12467
                                                          10494                       10221                       13436
                                                          10666                       10467                       13526
                                                          11185                       11081                       13197
                                                          11012                       10862                       13067
                                                          11389                       11259                       12249
                                                          10806                       10791                       11260
                                                          10474                       10482                       11475
                                                          11059                       11059                       12356
12/01                                                     11328                       11329                       12464
                                                          11400                       11351                       12282
                                                          11575                       11570                       12047
                                                          12205                       12264                       12500
                                                          12269                       12368                       11742
                                                          12358                       12536                       11656
                                                          12503                       12878                       10825
                                                          11738                       12205                        9982
                                                          11681                       12181                       10047
                                                          11189                       11713                        8955
                                                          10597                       11150                        9744
                                                          11099                       11675                       10317
12/02                                                     11204                       11761                        9711
                                                          10884                       11420                        9457
                                                          11040                       11608                        9315
                                                          11286                       11841                        9405
                                                          11807                       12362                       10180
                                                          12592                       13108                       10717
                                                          12782                       13393                       10853
                                                          13547                       14110                       11045
                                                          13722                       14186                       11259
                                                          14164                       14668                       11140
                                                          14314                       14933                       11770
                                                          14883                       15584                       11874
12/03                                                     15300                       16129                       12497
                                                          15842                       16827                       12726
                                                          16173                       17121                       12903
                                                          17031                       18067                       12708
                                                          14878                       15433                       12509
                                                          15907                       16533                       12680
                                                          16377                       17018                       12927
                                                          16584                       17074                       12499
                                                          17869                       18429                       12550
                                                          17870                       18418                       12685
                                                          18858                       19405                       12879
                                                          19793                       20240                       13400
12/04                                                     20911                       21222                       13857
                                                          19328                       19440                       13519
                                                          19889                       20036                       13803
                                                          19728                       19726                       13559
                                                          20654                       20775                       13302
                                                          21375                       21495                       13725
                                                          22563                       22576                       13744
                                                          24150                       24187                       14256
                                                          23277                       23302                       14125
                                                          23389                       23441                       14240
                                                          23050                       22887                       14002
                                                          24285                       23851                       14532
12/05                                                     24382                       23803                       14537
                                                          25891                       25542                       14922
                                                          26385                       25999                       14962
                                                          27822                       27312                       15149
                                                          27066                       26297                       15352
                                                          26531                       25549                       14910
                                                          27968                       26878                       14930
                                                          28383                       27784                       15022
                                                          29486                       28836                       15380
                                                          30335                       29369                       15776
                                                          32000                       31209                       16290
                                                          33725                       32659                       16600
12/06                                                     33512                       32149                       16833
                                                          36440                       34856                       17087
                                                          35700                       34076                       16753
                                                          34964                       33262                       16941
                                                          34943                       33256                       17691
                                                          35444                       33273                       18308
                                                          32368                       30256                       18004
                                                          29768                       27895                       17446
                                                          31221                       29728                       17707
                                                          32462                       31038                       18370
                                                          32878                       31386                       18662
                                                          29415                       28539                       17881
12/07                                                     27702                       27104                       17757

                           A SHARES            B SHARES            C SHARES          I SHARES
                         since 6/9/94        since 6/9/94        since 6/9/94      since 7/21/05
------------------------------------------------------------------------------------------------
                                  W/MAX               W/MAX               W/MAX
                         W/O      4.75%      W/O      4.00%      W/O      1.00%         W/O
AVERAGE ANNUAL          SALES     SALES     SALES     SALES     SALES     SALES        SALES
TOTAL RETURNS          CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES      CHARGES

Since Inception         13.46%    13.05%    12.95%    12.95%    12.85%    12.85%        7.41%

10-year                 11.27     10.73     10.60     10.60     10.49     10.49           --

5-year                  19.85     18.69     19.03     18.88     19.06     19.06           --

1-year                 -17.34    -21.27    -17.69    -20.12    -17.77    -18.38       -17.11
------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The FTSE NAREIT Equity REIT Index (formerly NAREIT Equity Index) measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Standard and Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

This was a highly volatile year for the real estate investment trust (REIT) sector. REITs rallied strongly in January and through mid-February, peaking with a gain of more than 13 percent, primarily due to evidence of continued growth in underlying asset values and ongoing acquisition activity by private investors. The sector subsequently posted modest declines and then suffered significant weakness from May through July as the credit crisis emerged and it became clear that asset values had peaked and that financing for take-private and other highly leveraged transactions was no longer available. Given a lack of transaction activity, declines in REIT share prices appeared to reflect an attempt by the public markets to predict the magnitude of the prospective declines in underlying asset values. REITs rallied briefly from mid-August to mid-October, but reversed course in the final months of the year as the credit crisis continued to worsen and investors began to adjust their expectations for asset values downward.

The period featured a significant dispersion of returns. The key theme appeared to be investors estimating the impact on growth in cash flows of the various real estate sectors as a result of a weaker economy and a change in the financing environment. Generally, this resulted in sectors with assets with shorter-term leases underperforming those sectors with assets with longer-term leases that were viewed as more defensive on a relative basis. Among the three major sectors, the apartment stocks significantly underperformed, office stocks underperformed and retail stocks performed in-line with the FTSE NAREIT Equity REIT Index.

The apartment sector suffered large declines due to continued concerns about weakness in the economy. As the sector features short-term leases, investors expect it to be the first of the major sectors to be impacted by a slowdown in demand. Investors were also concerned about the new competitive rental supply from homes and condominiums. Conversely, advocates for the sector noted the incremental benefit to demand from a dramatically lower propensity to purchase homes versus renting and pointed to the significantly discounted share prices relative to underlying values for the majority of apartment stocks. The office sector underperformed despite the longer-term nature of office leases. Investors were concerned that the impact of the subprime crisis on finance and mortgage-related firms could hurt tenant demand. There was also some concern that office property prices could face relatively large declines as property values appeared to be bolstered to the greatest degree by activity from highly leveraged investors. The mixed office-industrial REITs posted the weakest performance of any sector over the period, driven largely by projections of stagnating rental growth in the suburban office markets where they have significant exposure. The retail sector performed in line with the index, despite concerns about slowing consumer spending. Strip shopping centers modestly underperformed the malls and the rest of the retail sector. The shopping centers disappointed investors with weaker-than-expected earnings growth projections for 2008, when they will likely face headwinds as the housing market continues to feel a pullback and as their development pipelines rely on expansion plans of larger retailers primarily in growing housing markets. Among the smaller sectors, the lodging and storage REITs significantly underperformed, and the health care and industrial REITs significantly outperformed the index.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Real Estate Securities Fund underperformed the FTSE NAREIT Equity REIT Index and the S&P 500(R) Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------------------------------------------
                                                 FTSE NAREIT      S&P 500(R)
      CLASS A   CLASS B   CLASS C   CLASS I   EQUITY REIT INDEX     INDEX

      -17.34%   -17.69%   -17.77%   -17.11%        -15.69%           5.49%
----------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Bottom-up stock selection was favorable, but sector allocation detracted from performance for the period. Stock selection was strong in the hotel, mall, shopping center and apartment sectors; this was partially offset by stock selection in the office sector. From a top-down perspective, the Fund benefited from an underweight to the mixed office-industrial sector; this was offset by an underweight to the health care and industrial sectors and an overweight to the hotel sector.

Our value investment philosophy results in the ownership of stocks which provide real estate exposure at what we believe is the best valuation relative to their underlying real estate values. Given the continued shift in investor sentiment toward sectors perceived as more defensive, we believe that valuations for a number of stocks in sectors perceived as less defensive have become even more attractive on a relative basis versus other sectors as well as versus underlying asset values, as share prices for these stocks appear to have more than priced in any prospective decline in underlying fundamentals and asset values. Our company specific research leads us to an overweighting in the Fund to a group of companies that are focused in the ownership of upscale urban hotels, apartments, and office properties and an underweighting to companies concentrated in the ownership of strip shopping centers, industrial properties and health care assets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 12/31/07
Simon Property Group, Inc.                                        9.5%
Equity Residential Properties Trust                               8.1
Host Marriott Corp.                                               6.5
Boston Properties, Inc.                                           5.7
Brookfield Properties Corp.                                       5.7
Avalonbay Communities, Inc.                                       4.2
Starwood Hotels & Resorts Worldwide, Inc.                         4.1
Vornado Realty Trust                                              4.0
Regency Centers Corp.                                             3.8
Macerich Co.                                                      3.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
Office                                                           21.4%
Residential Apartments                                           18.9
Lodging/Resorts                                                  16.0
Retail Regional Malls                                            15.2
Retail Strip Centers                                              6.5
Diversified                                                       5.4
Healthcare                                                        5.1
Industrial                                                        5.1
Self Storage                                                      3.3
Residential Manufactured Homes                                    1.6
Other                                                             0.1
                                                                -----
Total Long-Term Investments                                      98.6
Total Repurchase Agreements                                       0.6
                                                                -----
Total Investments                                                99.2
Foreign Currency                                                  0.2
Other Assets in Excess of Liabilities                             0.6
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/07          12/31/07       7/1/07-12/31/07
Class A
  Actual.....................................    $1,000.00        $  855.86           $6.55
  Hypothetical...............................     1,000.00         1,018.15            7.12
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           855.42            7.34
  Hypothetical...............................     1,000.00         1,017.29            7.98
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           854.53            8.18
  Hypothetical...............................     1,000.00         1,016.38            8.89
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           857.18            5.48
  Hypothetical...............................     1,000.00         1,019.31            5.96
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 1.57%, 1.75% and 1.17% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratios for Class B and C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  98.6%
DIVERSIFIED  5.4%
Forest City Enterprises, Inc., Class A......................    206,910    $  9,195,081
Vornado Realty Trust........................................    301,795      26,542,870
                                                                           ------------
                                                                             35,737,951
                                                                           ------------
HEALTHCARE  5.1%
Assisted Living Concepts, Inc., Class A (a).................    677,774       5,083,305
Cogdell Spencer, Inc. ......................................     45,070         717,965
HCP, Inc. ..................................................     28,109         977,631
Healthcare Realty Trust, Inc. ..............................    365,920       9,290,709
Senior Housing Property Trust...............................    735,070      16,671,387
Universal Health Realty Income Trust........................     27,065         959,184
                                                                           ------------
                                                                             33,700,181
                                                                           ------------
INDUSTRIAL  5.1%
AMB Property Corp. .........................................    218,880      12,598,733
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to
  12/12/07, Cost $1,555,500) (a) (b) (c) (d)................      3,111       1,555,500
DCT Industrial Trust, Inc. .................................    123,950       1,153,975
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07, Cost
  $450,000) (a) (b) (c) (d).................................    450,000         450,000
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to
  09/14/07, Cost $2,800,000) (a) (b) (c) (d)................  2,800,000       2,661,386
ProLogis....................................................    236,446      14,985,947
                                                                           ------------
                                                                             33,405,541
                                                                           ------------
LODGING/RESORTS  16.0%
Hersha Hospitality Trust, Class A...........................    415,680       3,948,960
Host Marriott Corp. ........................................  2,498,177      42,568,936
Millennium & Copthorne Hotels PLC (United Kingdom)..........    496,610       4,008,259
Morgans Hotel Group Co. (a).................................    503,390       9,705,359
Starwood Hotels & Resorts Worldwide, Inc. ..................    610,681      26,888,285
Strategic Hotels & Resorts, Inc. ...........................  1,074,838      17,982,040
                                                                           ------------
                                                                            105,101,839
                                                                           ------------
OFFICE  21.4%
Boston Properties, Inc. ....................................    410,881      37,722,985
Brandywine Realty Trust.....................................    783,079      14,040,606
Broadreach Capital Partners Realty, L.P. I (Acquired
  05/29/03 to 11/02/06, Cost $1,497,261) (b) (c) (d)........  2,712,866       1,497,261
Broadreach Capital Partners Realty II, L.P. (Acquired
  10/02/06 to 12/17/07, Cost $3,103,572) (a) (b) (c) (d)....  3,103,572       3,103,572
Brookfield Properties Corp. (Canada)........................  1,956,215      37,657,139
Duke Realty Corp. ..........................................    243,130       6,340,830
Liberty Property Trust......................................    394,725      11,372,027
Mack-Cali Realty Corp. .....................................    615,968      20,942,912
Parkway Properties, Inc. ...................................     45,166       1,670,239
PS Business Parks, Inc. ....................................     34,948       1,836,517
SL Green Realty Corp. ......................................     46,437       4,340,002
                                                                           ------------
                                                                            140,524,090
                                                                           ------------

See Notes to Financial Statements                                              9

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
OTHER  0.1%
Plum Creek Timber Co., Inc. ................................     22,132    $  1,018,957
                                                                           ------------

RESIDENTIAL APARTMENTS  18.9%
Apartment Investment & Management Co., Class A..............      2,310          80,226
Atlantic Gulf Communities Corp. (a) (c) (d).................    131,004               0
Atlantic Gulf Communities Corp.--Convertible Preferred Ser B
  (a) (c) (d)...............................................     30,570               0
Atlantic Gulf Communities Corp.--Preferred Ser B (a) (c)
  (d).......................................................     43,609               0
Avalonbay Communities, Inc. ................................    295,436      27,812,345
BRE Properties, Inc. .......................................    144,567       5,859,301
Camden Property Trust.......................................    156,553       7,538,027
Equity Residential Properties Trust.........................  1,465,007      53,428,805
Essex Property Trust, Inc. .................................    128,751      12,551,935
GMH Communities Trust.......................................    291,620       1,609,742
Post Properties, Inc. ......................................    434,232      15,250,228
                                                                           ------------
                                                                            124,130,609
                                                                           ------------
RESIDENTIAL MANUFACTURED HOMES  1.6%
Equity Lifestyle Properties, Inc. ..........................    228,036      10,414,404
                                                                           ------------

RETAIL REGIONAL MALLS  15.2%
Developers Diversified Realty Corp. ........................     42,690       1,634,600
Equity One, Inc. ...........................................      8,770         201,973
General Growth Properties, Inc. ............................    173,958       7,163,591
Macerich Co. ...............................................    335,986      23,875,165
Simon Property Group, Inc. .................................    715,471      62,145,811
Taubman Centers, Inc. ......................................     95,998       4,722,142
Weingarten Realty Investors.................................      7,660         240,830
                                                                           ------------
                                                                             99,984,112
                                                                           ------------
RETAIL STRIP CENTERS  6.5%
Acadia Realty Trust.........................................    185,405       4,748,222
Cedar Shopping Centers, Inc. ...............................    129,350       1,323,251
Federal Realty Investment Trust.............................    122,683      10,078,408
Ramco-Gershenson Properties Trust...........................     59,650       1,274,721
Regency Centers Corp. ......................................    388,470      25,052,430
                                                                           ------------
                                                                             42,477,032
                                                                           ------------
SELF STORAGE  3.3%
Public Storage, Inc. .......................................    232,123      17,040,149
Sovran Self Storage, Inc. ..................................    104,502       4,190,530
U-Store-It Trust............................................     50,900         466,244
                                                                           ------------
                                                                             21,696,923
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  98.6%
(Cost $561,522,581).....................................................    648,191,639
                                                                           ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

DESCRIPTION                                                                   VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  0.6%
Banc of America Securities ($1,119,291 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.50%, dated 12/31/07, to be sold on 01/02/08 at $1,119,570)..........   $  1,119,291
Citigroup Global Markets, Inc. ($994,925 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.10%, dated 12/31/07, to be sold on 01/02/08 at $995,152)............        994,925
State Street Bank & Trust Co. ($1,859,784 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.90%, dated 12/31/07, to be sold on 01/02/08 at $1,860,187)..........      1,859,784
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,974,000).....................................................      3,974,000
                                                                           ------------

TOTAL INVESTMENTS  99.2%
  (Cost $565,496,581)...................................................    652,165,639
FOREIGN CURRENCY  0.2%
  (Cost $1,206,686).....................................................      1,285,234
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.............................      4,181,717
                                                                           ------------

NET ASSETS  100.0%......................................................   $657,632,590
                                                                           ============

Percentages are calculated as a percentage of net assets.

Security with total market value equal to $4,008,259 has been valued at it's fair value determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets.

(c) Security has been deemed illiquid.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

See Notes to Financial Statements                                             11

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $565,496,581).......................  $652,165,639
Foreign Currency (Cost $1,206,686)..........................     1,285,234
Cash........................................................        43,188
Receivables:
  Dividends.................................................     6,713,304
  Fund Shares Sold..........................................     2,761,762
  Investments Sold..........................................     2,650,788
  Interest..................................................           455
Other.......................................................       139,798
                                                              ------------
    Total Assets............................................   665,760,168
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     5,520,345
  Investments Purchased.....................................     1,481,503
  Investment Advisory Fee...................................       464,499
  Distributor and Affiliates................................       233,352
Accrued Expenses............................................       222,010
Trustees' Deferred Compensation and Retirement Plans........       205,869
                                                              ------------
    Total Liabilities.......................................     8,127,578
                                                              ------------
NET ASSETS..................................................  $657,632,590
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $559,491,786
Net Unrealized Appreciation.................................    86,755,242
Accumulated Net Realized Gain...............................    11,568,753
Accumulated Undistributed Net Investment Income.............      (183,191)
                                                              ------------
NET ASSETS..................................................  $657,632,590
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $492,723,039 and 25,999,150 shares of
    beneficial interest issued and outstanding).............  $      18.95
    Maximum sales charge (4.75%* of offering price).........          0.95
                                                              ------------
    Maximum offering price to public........................  $      19.90
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $87,558,746 and 4,625,398 shares of
    beneficial interest issued and outstanding).............  $      18.93
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $65,620,707 and 3,455,912 shares of
    beneficial interest issued and outstanding).............  $      18.99
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $11,730,098 and 618,440 shares of
    beneficial interest issued and outstanding).............  $      18.97
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $218,674)....  $  21,671,544
Interest....................................................        853,648
                                                              -------------
    Total Income............................................     22,525,192
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................      7,827,120
Distribution (12b-1) and Service Fees
  Class A...................................................      1,920,353
  Class B...................................................      1,057,618
  Class C...................................................        851,543
Transfer Agent Fees.........................................      2,113,074
Reports to Shareholders.....................................        239,334
Accounting and Administrative Expenses......................        164,711
Registration Fees...........................................         97,167
Custody.....................................................         87,199
Trustees' Fees and Related Expenses.........................         48,791
Professional Fees...........................................         48,584
Other.......................................................        165,463
                                                              -------------
    Total Expenses..........................................     14,620,957
    Less Credits Earned on Cash Balances....................         33,515
                                                              -------------
    Net Expenses............................................     14,587,442
                                                              -------------
NET INVESTMENT INCOME.......................................  $   7,937,750
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 193,643,173
  Foreign Currency Transactions.............................        111,254
                                                              -------------
Net Realized Gain...........................................    193,754,427
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    446,297,169
                                                              -------------
  End of the Period:
    Investments.............................................     86,669,058
    Foreign Currency Translation............................         86,184
                                                              -------------
                                                                 86,755,242
                                                              -------------
Net Unrealized Depreciation During the Period...............   (359,541,927)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(165,787,500)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(157,849,750)
                                                              =============

See Notes to Financial Statements                                             13

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE             FOR THE
                                                           YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $    7,937,750      $    6,612,758
Net Realized Gain.....................................      193,754,427          77,475,557
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (359,541,927)        201,945,190
                                                         --------------      --------------
Change in Net Assets from Operations..................     (157,849,750)        286,033,505
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................       (8,795,711)         (8,497,749)
  Class B Shares......................................         (989,883)           (828,697)
  Class C Shares......................................         (644,871)           (571,446)
  Class I Shares......................................         (109,975)             (7,856)
                                                         --------------      --------------
                                                            (10,540,440)         (9,905,748)
                                                         --------------      --------------

Distributions from Net Realized Gain:
  Class A Shares......................................     (145,549,287)        (54,847,839)
  Class B Shares......................................      (25,828,175)        (10,898,492)
  Class C Shares......................................      (19,464,703)         (7,813,114)
  Class I Shares......................................       (2,668,655)            (71,852)
                                                         --------------      --------------
                                                           (193,510,820)        (73,631,297)
                                                         --------------      --------------
Total Distributions...................................     (204,051,260)        (83,537,045)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (361,901,010)        202,496,460
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      188,953,798         411,931,128
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................      186,273,284          75,585,479
Cost of Shares Repurchased............................     (514,888,241)       (228,115,817)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (139,661,159)        259,400,790
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................     (501,562,169)        461,897,250
NET ASSETS:
Beginning of the Period...............................    1,159,194,759         697,297,509
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $(183,191) and $(152,413),
  respectively).......................................   $  657,632,590      $1,159,194,759
                                                         ==============      ==============

 14                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS A SHARES                              -----------------------------------------------
                                             2007       2006      2005      2004      2003
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $ 31.25    $24.71    $23.11    $18.06    $13.64
                                            -------    ------    ------    ------    ------
  Net Investment Income (a)...............     0.27      0.27      0.34      0.24      0.39
  Net Realized and Unrealized Gain/Loss...    (5.26)     8.82      3.33      6.23      4.54
                                            -------    ------    ------    ------    ------
Total from Investment Operations..........    (4.99)     9.09      3.67      6.47      4.93
                                            -------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income................................     0.36      0.36      0.36      0.35      0.45
  Distributions from Net Realized Gain....     6.95      2.19      1.71      1.07      0.06
                                            -------    ------    ------    ------    ------
Total Distributions.......................     7.31      2.55      2.07      1.42      0.51
                                            -------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $ 18.95    $31.25    $24.71    $23.11    $18.06
                                            =======    ======    ======    ======    ======

Total Return* (b).........................  -17.34%    37.44%    16.60%    36.67%    36.56%
Net Assets at End of the Period (In
  millions)...............................  $ 492.7    $872.0    $493.9    $357.8    $276.5
Ratio of Expenses to Average Net
  Assets*.................................    1.31%     1.29%     1.32%     1.53%     1.55%
Ratio of Net Investment Income to Average
  Net Assets*.............................    0.91%     0.94%     1.45%     1.23%     2.49%
Portfolio Turnover........................      32%       24%       25%       27%       22%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................      N/A       N/A       N/A       N/A     1.65%
   Ratio of Net Investment Income to
     Average Net Assets...................      N/A       N/A       N/A       N/A     2.39%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS B SHARES                             -------------------------------------------------
                                            2007         2006      2005      2004      2003
                                           -------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $ 31.24      $24.73    $23.13    $18.08    $13.65
                                           -------      ------    ------    ------    ------
  Net Investment Income (a)..............     0.12        0.04      0.15      0.10      0.28
  Net Realized and Unrealized
    Gain/Loss............................    (5.24)       8.83      3.35      6.23      4.54
                                           -------      ------    ------    ------    ------
Total from Investment Operations.........    (5.12)       8.87      3.50      6.33      4.82
                                           -------      ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income...............................     0.24        0.17      0.19      0.21      0.33
  Distributions from Net Realized Gain...     6.95        2.19      1.71      1.07      0.06
                                           -------      ------    ------    ------    ------
Total Distributions......................     7.19        2.36      1.90      1.28      0.39
                                           -------      ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.......  $ 18.93      $31.24    $24.73    $23.13    $18.08
                                           =======      ======    ======    ======    ======

Total Return* (b)........................  -17.69%(c)   36.43%    15.72%    35.63%    35.57%
Net Assets at End of the Period (In
  millions)..............................  $  87.6      $163.3    $126.0    $123.1    $ 97.0
Ratio of Expenses to Average Net
  Assets*................................    1.82%(c)    2.04%     2.08%     2.28%     2.30%
Ratio of Net Investment Income to Average
  Net Assets*............................    0.38%(c)    0.14%     0.63%     0.48%     1.77%
Portfolio Turnover.......................      32%         24%       25%       27%       22%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets..............................      N/A         N/A       N/A       N/A     2.40%
   Ratio of Net Investment Income to
     Average Net Assets..................      N/A         N/A       N/A       N/A     1.67%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (see footnote 6).

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS C SHARES                           -------------------------------------------------------
                                          2007         2006        2005        2004        2003
                                         -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................  $ 31.30      $24.77      $23.17      $18.10      $13.64
                                         -------      ------      ------      ------      ------
  Net Investment Income (a)............     0.10        0.05        0.16        0.11        0.29
  Net Realized and Unrealized
    Gain/Loss..........................    (5.26)       8.84        3.34        6.24        4.56
                                         -------      ------      ------      ------      ------
Total from Investment Operations.......    (5.16)       8.89        3.50        6.35        4.85
                                         -------      ------      ------      ------      ------
Less:
  Distributions from Net Investment
    Income.............................     0.20        0.17        0.19        0.21        0.33
  Distributions from Net Realized
    Gain...............................     6.95        2.19        1.71        1.07        0.06
                                         -------      ------      ------      ------      ------
Total Distributions....................     7.15        2.36        1.90        1.28        0.39
                                         -------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE PERIOD.....  $ 18.99      $31.30      $24.77      $23.17      $18.10
                                         =======      ======      ======      ======      ======

Total Return* (b)......................  -17.77%(d)   36.39%(d)   15.73%(d)   35.78%(d)   35.74%(c)
Net Assets at End of the Period (In
  millions)............................  $  65.6      $122.3      $ 77.4      $ 68.8      $ 54.2
Ratio of Expenses to Average Net
  Assets*..............................    1.90%(d)    2.04%(d)    2.06%(d)    2.23%(d)    2.23%(c)
Ratio of Net Investment Income to
  Average Net Assets*..................    0.33%(d)    0.18%(d)    0.67%(d)    0.54%(d)    1.90%(c)
Portfolio Turnover.....................      32%         24%         25%         27%         22%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets............................      N/A         N/A         N/A         N/A       2.33%(c)
   Ratio of Net Investment Income to
     Average Net Assets................      N/A         N/A         N/A         N/A       1.80%(c)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Ratio of Expenses to Average Net Assets of .07%, an increase to the Ratio of Net Investment Income to Average Net Assets of .11% and an increase to Total Return of .05%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (see footnote 6).

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED             JULY 21, 2005
                                                       DECEMBER 31,          (COMMENCEMENT OF
CLASS I SHARES                                    -----------------------     OPERATIONS) TO
                                                    2007           2006      DECEMBER 31, 2005
                                                  --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $   31.27      $  24.72         $24.93
                                                  ---------      --------         ------
  Net Investment Income (a).....................       0.44          0.55           0.25
  Net Realized and Unrealized Gain/Loss.........      (5.36)         8.61           0.82
                                                  ---------      --------         ------
Total from Investment Operations................      (4.92)         9.16           1.07
                                                  ---------      --------         ------
Less:
  Distributions from Net Investment Income......       0.43          0.42           0.20
  Distributions from Net Realized Gain..........       6.95          2.19           1.08
                                                  ---------      --------         ------
Total Distributions.............................       7.38          2.61           1.28
                                                  ---------      --------         ------
NET ASSET VALUE, END OF THE PERIOD..............  $   18.97      $  31.27         $24.72
                                                  =========      ========         ======

Total Return (b)................................    -17.11%        37.83%          4.26%*
Net Assets at End of the Period (In
  thousands)....................................  $11,730.1      $1,616.6         $ 30.2
Ratio of Expenses to Average Net Assets.........      1.12%         1.04%          1.09%
Ratio of Net Investment Income to Average Net
  Assets........................................      1.55%         1.85%          2.23%
Portfolio Turnover..............................        32%           24%            25%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Real Estate Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund's investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry, including securities of real estate investment trust ("REIT"). The Fund commenced investment operations on June 9, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund invests a significant portion of its assets in securities of REIT. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser")

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. REIT distributions received by the Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year are not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on historical information available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $566,354,762
                                                                ============
Gross tax unrealized appreciation...........................    $175,184,590
Gross tax unrealized depreciation...........................     (89,373,713)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 85,810,877
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The Fund may distribute any return of capital it receives from the REITs in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                                                  2007           2006
Distributions paid from:
  Ordinary income...........................................  $ 33,690,391    $14,517,414
  Long-term capital gain....................................   170,360,869     69,019,631
                                                              ------------    -----------
                                                              $204,051,260    $83,537,045
                                                              ============    ===========

    Permanent differences, primarily due to distribution reclassifications of income to short-term capital gains, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME     ACCUMULATED NET REALIZED GAIN   CAPITAL
       $2,571,912                    $(2,571,912)            $-0-

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $ 1,395,871
Undistributed long-term capital gain........................     11,031,063

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $33,515 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market value of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from the changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .80%
Next $500 million...........................................       .75%
Over $1 billion.............................................       .70%

    The Adviser has agreed to waive all expenses in excess of 1.55% of Class A average daily net assets, 2.30% of Class B average daily net assets, 2.30% of Class C average daily net assets and 1.30% of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time. For the year ended December 31, 2007, the Adviser did not waive any of its advisory fees.

    For the year ended December 31, 2007, the Fund recognized expenses of approximately $19,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $65,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $1,839,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $109,920 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    For the year ended December 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $155,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $228,500. Sales charges do not represent expenses of the Fund.

    For the year ended December 31, 2007, the Fund paid brokerage commissions to Morgan Stanley Co., Inc., an affiliate of the Adviser, totaling $21,984.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                             FOR THE                         FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                        DECEMBER 31, 2007               DECEMBER 31, 2006
                                   ----------------------------    ---------------------------
                                     SHARES           VALUE          SHARES          VALUE
Sales:
  Class A........................    4,964,988    $ 151,648,653    11,826,145    $ 336,760,237
  Class B........................      397,672       12,170,311     1,253,551       35,730,257
  Class C........................      360,957       10,384,476     1,326,337       37,838,269
  Class I........................      554,579       14,750,358        53,628        1,602,365
                                   -----------    -------------    ----------    -------------
Total Sales......................    6,278,196    $ 188,953,798    14,459,661    $ 411,931,128
                                   ===========    =============    ==========    =============
Dividend Reinvestment:
  Class A........................    6,900,641    $ 143,251,416     1,922,094    $  57,752,444
  Class B........................    1,221,921       25,159,391       358,848       10,761,717
  Class C........................      831,163       17,198,242       233,323        7,038,016
  Class I........................       32,946          664,235         1,085           33,302
                                   -----------    -------------    ----------    -------------
Total Dividend Reinvestment......    8,986,671    $ 186,273,284     2,515,350    $  75,585,479
                                   ===========    =============    ==========    =============
Repurchases:
  Class A........................  (13,773,362)   $(400,907,526)   (5,825,567)   $(164,586,396)
  Class B........................   (2,220,608)     (64,728,365)   (1,481,900)     (41,539,195)
  Class C........................   (1,642,323)     (48,626,076)     (777,418)     (21,864,187)
  Class I........................      (20,789)        (626,274)       (4,229)        (126,039)
                                   -----------    -------------    ----------    -------------
Total Repurchases................  (17,657,082)   $(514,888,241)   (8,089,114)   $(228,115,817)
                                   ===========    =============    ==========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended December 31, 2007, the Fund received redemption fees of approximately $43,400, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $319,480,008 and $621,320,219, respectively.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. UNFUNDED COMMITMENT

Subject to the terms of a Subscription Agreement between the Fund and Cabot Industrial Value Fund II, L.P., the Fund has made a subscription commitment of $3,500,000. As of December 31, 2007, Cabot Industrial Value Fund II, L.P. has drawn down $1,555,500, which represents 44.44% of this commitment. The Fund has also entered into a Subscription Agreement with the Broadreach Capital Partners Realty, L.P.I. The terms of this agreement have a subscription commitment of $3,200,000. As of December 31, 2007, Broadreach Capital Partners Realty, L.P.I has drawn down $2,712,866, which represents 84.78% of this commitment. The Fund has entered into a Subscription Agreement with Broadreach Capital Partners Realty II, L.P. The terms of this agreement have a subscription commitment of $5,000,000. The Broadreach Capital Partners Realty II, L.P. has drawn down $3,103,572, which represents 62.07% of this commitment as of December 31, 2007. The Fund also has entered into a Subscription Agreement with Keystone Industrial Fund, L.P. The terms of this agreement have a subscription commitment of $3,500,000. As of December 31, 2007, Keystone Industrial Fund, L.P. has drawn down $2,800,000, which represents 80.00% of this commitment. Additionally, the Fund has entered into a Subscription Agreement with Exeter Industrial Value Fund, L.P. The terms of this agreement have a subscription commitment of $4,500,000. As of December 31, 2007, Exeter Industrial Value Fund, L.P. has drawn down $450,000, which represents 10.00% of this commitment.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN REAL ESTATE SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Real Estate Securities Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Real Estate Securities Fund (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Real Estate Securities Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN REAL ESTATE SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2007. The Fund designated and paid $170,360,869 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             89, 189, 289, 689
                                                                  REALANN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00683P-Y12/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $27,400                 N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $  731,800(2)
   TAX FEES.............   $ 2,575(3)       $   59,185(4)
   ALL OTHER FEES.......   $     0          $  211,105(5)
TOTAL NON-AUDIT FEES....   $ 2,575          $1,002,090
TOTAL...................   $29,975          $1,002,090

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $26,600                 N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $  756,000(2)
   TAX FEES.............   $ 2,300(3)       $   79,422(4)
   ALL OTHER FEES.......   $     0          $  203,498(5)
TOTAL NON-AUDIT FEES....   $ 2,300          $1,038,920
TOTAL...................   $28,900          $1,038,920

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008